Expense Example - iShares 10-20 Year Treasury Bond ETF - iShares 10-20 Year Treasury Bond ETF	Jun. 29, 2021 USD ($)
Expense Example:
Expense Example, with Redemption, 1 Year	$ 15
Expense Example, with Redemption, 3 Years	48
Expense Example, with Redemption, 5 Years	85
Expense Example, with Redemption, 10 Years	$ 192